Cover Page	Oct. 09, 2025	Aug. 20, 2025
Cover [Abstract]
Document Type		8-K
Entity Registrant Name		LOWES COMPANIES INC
Entity Incorporation, State or Country Code		NC
Entity File Number		1-7898
Entity Tax Identification Number		56-0578072
Entity Address, Address Line One		1000 Lowes Blvd.
Entity Address, City or Town		Mooresville
Entity Address, State or Province		NC
Entity Address, Postal Zip Code		28117
City Area Code		704
Local Phone Number		758-1000
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, par value $0.50 per share
Trading Symbol		LOW
Security Exchange Name		NYSE
Entity Emerging Growth Company		false
Entity Central Index Key		0000060667
Amendment Flag		false
Document Period End Date	Oct. 09, 2025
Document Information [Line Items]
Document Period End Date	Oct. 09, 2025